Debt - Schedule of Financial Covenants (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial covenants [line items]
Credit card operations-Gross	$ 47,733	R$ 134,039	R$ 184,954
Long-term debt	$ 59,069	R$ 285,971	228,879
Coefficient ratio (lower or equal to 3)	1.44%	2.50%
Credit card operations [member]
Disclosure of detailed information about financial covenants [line items]
Credit card operations-Gross	$ 41,040	R$ 114,218	R$ 159,023